8. Share-based payments (Details 4) - Nonemployee Common stock warrants - Service and performance conditions [Member]	12 Months Ended
Dec. 31, 2016 shares
Common stock warrants issued	2,600,000
Vesting Condition One [Member]
Category	Performance
Common stock warrants issued	350,000
Vesting Condition Two [Member]
Category	Performance
Common stock warrants issued	1,530,000
Vesting Condition Three [Member]
Category	Service
Common stock warrants issued	720,000